Selected Funds
Selected American Shares
Selected International Fund
September 30, 2024
Selecting Quality Companies for the Long Term

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (98.34%)
COMMUNICATION SERVICES – (13.86%)
Media & Entertainment – (13.86%)
Alphabet Inc., Class A	396,430	$65,747,915
ASAC II L.P. *(a)(b)(c)	1,174,606	1,113,174
IAC Inc. *	284,670	15,320,939
Liberty TripAdvisor Holdings, Inc., Series A *	38,223	19,494
Meta Platforms, Inc., Class A	299,358	171,364,494
Total Communication Services		253,566,016
CONSUMER DISCRETIONARY – (11.32%)
Consumer Discretionary Distribution & Retail – (6.56%)
Amazon.com, Inc. *	377,930	70,419,697
Coupang, Inc., Class A (South Korea) *	696,519	17,099,541
Naspers Ltd. - N (South Africa)	19,282	4,681,584
Prosus N.V., Class N (Netherlands)	638,752	27,914,897
		120,115,719
Consumer Services – (4.76%)
MGM Resorts International *	1,891,220	73,927,790
Trip.com Group Ltd., ADR (China) *	221,080	13,138,784
		87,066,574
Total Consumer Discretionary		207,182,293
CONSUMER STAPLES – (1.51%)
Food, Beverage & Tobacco – (1.51%)
Darling Ingredients Inc. *	250,930	9,324,559
Tyson Foods, Inc., Class A	308,150	18,353,414
Total Consumer Staples		27,677,973
ENERGY – (3.09%)
ConocoPhillips	162,790	17,138,531
Tourmaline Oil Corp. (Canada)	848,140	39,389,015
Total Energy		56,527,546
FINANCIALS – (34.23%)
Banks – (12.16%)
Danske Bank A/S (Denmark)	1,691,000	50,882,395
DBS Group Holdings Ltd. (Singapore)	875,032	25,905,440
JPMorgan Chase & Co.	93,666	19,750,413
U.S. Bancorp	1,139,430	52,106,134
Wells Fargo & Co.	1,305,590	73,752,779
		222,397,161
Financial Services – (16.42%)
Capital Markets – (1.57%)
Bank of New York Mellon Corp.	399,075	28,677,529
Consumer Finance – (6.88%)
Capital One Financial Corp.	841,235	125,958,117
Financial Services – (7.97%)
Berkshire Hathaway Inc., Class A *	211	145,838,980
		300,474,626
Insurance – (5.65%)
Life & Health Insurance – (2.41%)
AIA Group Ltd. (Hong Kong)	2,422,380	21,703,373
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,464,600	22,350,533
		44,053,906
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (3.24%)
Chubb Ltd.	106,381	$30,679,217
Markel Group Inc. *	18,278	28,670,505
		59,349,722
		103,403,628
Total Financials		626,275,415
HEALTH CARE – (13.89%)
Health Care Equipment & Services – (9.80%)
Cigna Group	144,350	50,008,614
Humana Inc.	223,510	70,794,557
Quest Diagnostics Inc.	182,690	28,362,623
Solventum Corp. *	432,910	30,182,485
		179,348,279
Pharmaceuticals, Biotechnology & Life Sciences – (4.09%)
Viatris Inc.	6,440,150	74,770,142
Total Health Care		254,118,421
INDUSTRIALS – (4.56%)
Capital Goods – (3.31%)
AGCO Corp.	181,650	17,776,269
Orascom Construction PLC (United Arab Emirates)	346,251	1,869,755
Owens Corning	232,000	40,952,640
		60,598,664
Transportation – (1.25%)
DiDi Global Inc., Class A, ADS (China) *	4,864,750	22,864,325
Total Industrials		83,462,989
INFORMATION TECHNOLOGY – (13.17%)
Semiconductors & Semiconductor Equipment – (10.27%)
Applied Materials, Inc.	472,970	95,563,589
Intel Corp.	1,256,640	29,480,774
Texas Instruments Inc.	303,973	62,791,703
		187,836,066
Software & Services – (1.37%)
Microsoft Corp.	58,460	25,155,338
Technology Hardware & Equipment – (1.53%)
Samsung Electronics Co., Ltd. (South Korea)	594,620	27,964,464
Total Information Technology		240,955,868
MATERIALS – (2.71%)
Teck Resources Ltd., Class B (Canada)	947,280	49,485,907
Total Materials		49,485,907
TOTAL COMMON STOCK – (Identified cost $997,594,104)		1,799,252,428

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments - (Continued)
September 30, 2024 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (1.42%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (d)	$8,262,000	$8,262,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (e)	17,766,000	17,766,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $26,028,000)		26,028,000
Total Investments – (99.76%) – (Identified cost $1,023,622,104)		1,825,280,428
Other Assets Less Liabilities – (0.24%)		4,341,264
Net Assets – (100.00%)		$1,829,621,692

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $1,113,174 or 0.06% of the Fund's net assets as of September 30, 2024.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)	Dated 09/30/24, repurchase value of $8,263,118 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%- 6.00%, 02/01/39-10/15/64, total fair value $8,427,240).
(e)
Dated 09/30/24, repurchase value of $17,768,403 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 10/03/24-09/20/73, total fair value
$18,121,320).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

SELECTED FUNDS
SELECTED INTERNATIONAL FUND
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (98.45%)
COMMUNICATION SERVICES – (2.53%)
Media & Entertainment – (2.53%)
Sea Limited, Class A, ADR (Singapore) *	15,110	$1,424,571
Total Communication Services		1,424,571
CONSUMER DISCRETIONARY – (38.19%)
Consumer Discretionary Distribution & Retail – (14.93%)
Coupang, Inc., Class A (South Korea) *	23,640	580,362
JD.com, Inc., Class A, ADR (China)	50,645	2,025,800
Naspers Ltd. - N (South Africa)	12,884	3,128,178
Prosus N.V., Class N (Netherlands)	61,435	2,684,847
		8,419,187
Consumer Durables & Apparel – (3.67%)
FILA Holdings Corp. (South Korea)	64,009	2,068,043
Consumer Services – (19.59%)
Delivery Hero SE (Germany) *	33,530	1,351,872
Entain plc (United Kingdom)	211,059	2,153,563
Meituan, Class B (China) *	226,687	5,015,554
Trip.com Group Ltd., ADR (China) *	42,580	2,530,529
		11,051,518
Total Consumer Discretionary		21,538,748
ENERGY – (3.57%)
Tourmaline Oil Corp. (Canada)	43,310	2,011,388
Total Energy		2,011,388
FINANCIALS – (32.80%)
Banks – (15.24%)
Danske Bank A/S (Denmark)	172,982	5,205,049
DBS Group Holdings Ltd. (Singapore)	62,282	1,843,867
DNB Bank ASA (Norway)	49,434	1,013,699
Metro Bank Holdings PLC (United Kingdom) *	584,816	531,672
		8,594,287
Financial Services – (6.26%)
Capital Markets – (6.26%)
Julius Baer Group Ltd. (Switzerland)	42,800	2,574,018
Noah Holdings Ltd., Class A, ADS (China)	77,774	958,953
		3,532,971
Insurance – (11.30%)
Life & Health Insurance – (11.30%)
AIA Group Ltd. (Hong Kong)	318,740	2,855,759
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	545,130	3,516,696
		6,372,455
Total Financials		18,499,713
INDUSTRIALS – (8.03%)
Capital Goods – (3.38%)
ITOCHU Corp. (Japan)	35,700	1,907,146
Transportation – (4.65%)
DiDi Global Inc., Class A, ADS (China) *	557,630	2,620,861
Total Industrials		4,528,007
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (5.40%)
Semiconductors & Semiconductor Equipment – (0.73%)
Tokyo Electron Ltd. (Japan)	2,330	$409,989
Technology Hardware & Equipment – (4.67%)
Samsung Electronics Co., Ltd. (South Korea)	56,050	2,635,983
Total Information Technology		3,045,972
MATERIALS – (4.03%)
Teck Resources Ltd., Class B (Canada)	43,470	2,270,873
Total Materials		2,270,873
REAL ESTATE – (3.90%)
Real Estate Management & Development – (3.90%)
KE Holdings Inc., Class A, ADR (China)	110,610	2,202,245
Total Real Estate		2,202,245
TOTAL COMMON STOCK – (Identified cost $43,950,275)		55,521,517

	Principal	Value
SHORT-TERM INVESTMENTS – (1.10%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (a)	$196,000	$196,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (b)	423,000	423,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $619,000)		619,000
Total Investments – (99.55%) – (Identified cost $44,569,275)		56,140,517
Other Assets Less Liabilities – (0.45%)		254,466
Net Assets – (100.00%)		$56,394,983

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 09/30/24, repurchase value of $196,027 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%- 5.50%, 09/01/43-08/01/53, total fair value $199,920).
(b)	Dated 09/30/24, repurchase value of $423,057 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 10/03/24-09/20/73, total fair value $431,460).
Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

SELECTED FUNDS
Notes to Schedule of Investments
September 30, 2024 (Unaudited)
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS
Notes to Schedule of Investments - (Continued)
September 30, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of September 30, 2024 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected American Shares	Selected International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$252,452,842	$1,424,571
Consumer Discretionary	207,182,293	21,538,748
Consumer Staples	27,677,973	–
Energy	56,527,546	2,011,388
Financials	626,275,415	18,499,713
Health Care	254,118,421	–
Industrials	83,462,989	4,528,007
Information Technology	240,955,868	3,045,972
Materials	49,485,907	2,270,873
Real Estate	–	2,202,245
Total Level 1	1,798,139,254	55,521,517
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	26,028,000	619,000
Total Level 2	26,028,000	619,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,113,174	–
Total Level 3	1,113,174	–
Total Investments	$1,825,280,428	$56,140,517
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2024. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2024 was $(123,098) for Selected American Shares. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2024
Selected American Shares
Investments in Securities:
Common Stock	$1,236,272	$–	$–	$(123,098)	$–	$–	$–	$1,113,174
Total Level 3	$1,236,272	$–	$–	$(123,098)	$–	$–	$–	$1,113,174

SELECTED FUNDS
Notes to Schedule of Investments - (Continued)
September 30, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at September 30, 2024	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,113,174	Income Approach / Discounted Cash Flow	Annualized Yield	4.740%	Decrease
Total Level 3	$1,113,174
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At September 30, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected American Shares	Selected International Fund
Cost	$1,027,673,002	$46,117,721

Unrealized appreciation	885,481,336	13,993,483
Unrealized depreciation	(87,873,910)	(3,970,687)
Net unrealized appreciation	$797,607,426	$10,022,796